Debentures (Details)				1 Months Ended					12 Months Ended
	Apr. 12, 2021	Jun. 08, 2020	Sep. 16, 2015 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 ILS (₪)	Jan. 31, 2018	Sep. 17, 2017	Sep. 16, 2015 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debentures (Details) [Line Items]
Interest expenses									$ 7,056,000	$ 6,411,000
Amortization of debt premium, discount and issuance costs, net									(109,000)	135,000
Debentures amount									50,295,000	60,346,000	$ 81,676,000
Fixed interest rate				2.29%	2.29%
Commitment commission expenses				$ 924	₪ 3,355
Series A Secured Debentures [Member]
Debentures (Details) [Line Items]
Debentures amount			$ 26,295,000					$ 26,295,000
Purchase price			100.00%
Public offering, description								The principal amount outstanding under the Formula Systems Series A Secured Debentures bears interest at a fixed rate of 2.8% per annum (subject to adjustments based on the credit rating of the debentures), payable on July 2nd and January 2nd of each of the years 2016 through 2024. Issuance costs, including early commitment commission of approximately NIS 1,246 (approximately $320), were allocated to the Formula Systems Series A Secured Debentures and are amortized as financial expenses over the term of the Series A Secured Debentures due in 2024.
Description of debentures						Formula issued additional Formula Systems Series A Secured Debentures in an aggregate principal amount of NIS 150,000 (approximately $44,053) through a private placement to qualified investors in Israel. The gross proceeds received by Formula from the issuance of Formula Systems Series A Secured Debentures in January 2018 were NIS 155,205 (approximately $45,581), out of which NIS 336 was attributed to interest payable (approximately $99). Debt premium of NIS 4,869 (approximately $1,430) net of issuance costs of NIS 782 (approximately $225) was allocated to the Formula Systems Series A Secured Debentures and is amortized as financial income over the remaining term of the Formula Systems Series A Secured Debentures due in 2024.
Fair value of debentures									34,057,000	44,229,000
Series C Secured Debentures [Member]
Debentures (Details) [Line Items]
Purchase price				100.00%	100.00%
Fair value of debentures									125,672,000	86,993,000
Debentures amount				$ 82,600,000
Description of debentures	Formula issued additional Formula Systems Series C Secured Debentures in an aggregate principal amount of NIS 160,000 (approximately $48,617) through a private placement to qualified investors in Israel. The gross proceeds received by Formula for the issuance of Formula Systems Series C Secured Debentures in April 2021 were NIS 165,920 (approximately $50,524), out of which NIS 1,329 was attributed to interest payable (approximately $405). Debt premium of NIS 4,591 (approximately $1,398) net of issuance costs of NIS 752 (approximately $229) were allocated to the Formula Systems Series C Secured Debentures and are amortized as financial income over the remaining term of the Formula Systems Series A Secured Debentures due in 2026.
Sapiens' Series B Debentures [Member]
Debentures (Details) [Line Items]
Description of debentures		Sapiens issued additional Sapiens’ Series B Debentures in an aggregate principal amount of NIS 210,000 (approximately $60,362) through a public offering in Israel. The gross proceeds received from the issuance of Sapiens’ Series B Debentures in June 2020 were NIS 210,840 (approximately $60,603), out of which approximately NIS 3,006 was attributed to interest payable (approximately $864). Debt discount of NIS 2,166 (approximately $623) and issuance costs of NIS 2,326 (approximately $669) were allocated to Sapiens’ Series B Debentures and are amortized as financial expenses over the remaining term of the Sapiens Series B Debentures due in 2026. Following the raise of the additional NIS 210,000 in Series B Debentures, a $20,000 short-term bank loan taken by Sapiens on March 18, 2020, from a commercial bank was fully repaid on June 9, 2020.					Sapiens issued its unsecured Series B Debentures in an aggregate principal amount of NIS 280,000 (approximately $79,186), linked to the US dollar and payable in eight equal annual payments of $9,898 on January 1st of each of the years 2019 through 2026. The outstanding principal amount of Sapiens’ Series B Debentures bears a fixed interest rate of 3.37% per annum (which may be adjusted based on changes to the credit rating of the debentures), payable on January 1st and July 1st of each of the years 2018 through 2025, with one final interest payment due on January 1, 2026. Debt discount and issuance costs were approximately $956, allocated to Sapiens’ Series B Debentures discount and are amortized as financial expenses over the term of the Series B Debentures due in 2026.
Fair value of debentures									$ 100,464,000	$ 122,760,000